Property and Equipment, Net - Schedule of Property and Equipment (Details)		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Property and Equipment [Line Items]
Total		¥ 38,270,882		¥ 37,987,785
Less: accumulated depreciation and amortization		7,593,911		6,476,688
Property and equipment, net		30,676,971	$ 4,386,749	31,511,097
Building [Member]
Schedule of Property and Equipment [Line Items]
Total	[1]	34,791,400		34,791,400
Electronic equipment [Member]
Schedule of Property and Equipment [Line Items]
Total		212,490		212,490
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Total		321,785		321,785
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Total		1,173,858		890,761
Leasehold and property improvement [Member]
Schedule of Property and Equipment [Line Items]
Total		¥ 1,771,349		¥ 1,771,349

[1]	The Group mortgaged this building to obtain a line of credit in RMB7,000,000 from Rural Commercial Bank, with a five-year term from June 24, 2022 to June 23, 2027. On September 8, 2022, Youba Tech obtained additional line of credit of RMB5,200,000 from Rural Commercial Bank, with a five-year term from September 8, 2022 to September 7, 2027. The building is also pledged to secure for this line of credit.